Interest in significant operating subsidiaries (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of subsidiaries
Assets to which significant restrictions apply	R 0
Sasol Mining Holdings (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 9,163	R 9,163
Sasol Technology (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 316	R 316
Sasol Financing Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 422	R 422
Sasol Investment Company (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 65,748	R 62,580
Sasol South Africa Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 32,320	R 28,066
Sasol South Africa Ltd | SSA (Tier 2 and Khanyisa Public)
Disclosure of subsidiaries
Percentage of equity owned	18.40%
Sasol Middle East And India (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 10,092	R 10,092
Sasol Africa (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 8,069	R 8,069
Sasol Oil (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	75.00%	75.00%
Investment at cost	R 672	R 657
Sasol New Energy Holdings (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Investment at cost	R 792	R 932
The Republic Of Mozambique Pipeline Investment Company (Pty) Ltd (Rompco)
Disclosure of subsidiaries
Percentage of equity owned	50.00%	50.00%
Sasol Financing International Limited
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Germany Gmbh
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Italy Spa
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Mining (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	90.00%	90.00%
Sasol Canada Holdings Limited
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Chemicals (USA) LLC
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Financing USA LLC
Disclosure of subsidiaries
Percentage of equity owned	100.00%